Related Party Convertible Promissory Notes - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014	Oct. 31, 2014	Aug. 31, 2014	Apr. 30, 2014
Debt Instrument [Line Items]
Debt instrument, percentage of share price			75.00%
Debt instrument, interest expense	$ 1,000	$ 388,000	$ 4,130,394	$ 2,860,267
Convertible preferred stock warrants, Fair Value				1,464,877	1,220,719
Beneficial conversion feature related to convertible promissory notes			1,723,984
Amortization of debt discount			4,128,863	2,860,267
IPO [Member] | Minimum [Member]
Debt Instrument [Line Items]
Estimated volatility rate					61.00%
Estimated liquidity term					4 years 6 months
Estimated risk-free interest rate					1.50%
IPO [Member] | Maximum [Member]
Debt Instrument [Line Items]
Estimated volatility rate					71.20%
Estimated liquidity term					7 years 6 months
Estimated risk-free interest rate					2.09%
2010 and 2012 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes			10,200,413
Debt instrument, interest rate			12.00%
Debt instrument, interest expense			1,416,554	2,860,267
Convertible preferred stock warrants, Fair Value				1,422,433	1,217,808
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member]
Debt Instrument [Line Items]
Aggregate principal amount and accrued interest outstanding					15,410,110
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares			3,165,887		3,165,887
Convertible promissory notes, conversion price					4.87
Debt instrument, percentage of share price					75.00%
2014 Convertible Promissory Notes [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes						493,407	249,693	1,747,681
Debt instrument, interest rate						2.00%	2.00%	2.00%
Beneficial conversion feature related to convertible promissory notes						239,872	136,705	1,347,406
Debt instrument, interest expense					21,348
Amortization of debt discount					835,509
2014 Convertible Promissory Notes [Member] | IPO [Member]
Debt Instrument [Line Items]
Principal amount of convertible promissory notes					2,512,119
Convertible promissory notes converted into units/shares					552,105
Convertible promissory notes, conversion price						$ 4.55	$ 4.55	$ 4.55
Debt instrument, percentage of share price						70.00%	70.00%	70.00%
Amortization of debt discount			1,855,452
IPO price per unit					6.50
2014 Convertible Promissory Notes [Member] | IPO [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares			552,105
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member]
Debt Instrument [Line Items]
Convertible promissory notes, conversion price						$ 16.20	$ 16.20	$ 16.20
Debt instrument, percentage of share price						75.00%	75.00%	75.00%
Debt instrument, percentage of unpaid principal						25.00%	25.00%	25.00%
Convertible preferred stock warrants, Fair Value						$ 253,535	$ 113,295	$ 600,148
Warrant expiration term						10 years	10 years	10 years
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Estimated volatility rate						35.00%	35.00%	35.00%
Estimated liquidity term						1 year	1 year 3 months	1 year 6 months
Estimated risk-free interest rate						0.20%	0.20%	0.20%
2014 Convertible Promissory Notes [Member] | Warrants to purchase preferred stock, issued with convertible notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Estimated volatility rate						60.00%	60.00%	60.00%
Estimated liquidity term						5 years	5 years	5 years
Estimated risk-free interest rate						2.26%	2.26%	2.60%
2014 Convertible Promissory Notes [Member] | Shares of common stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares					552,105
2014 Convertible Promissory Notes [Member] | Series A Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares					552,105
2014 Convertible Promissory Notes [Member] | Series B Warrants to Purchase Shares of Common Stock [Member] | IPO [Member]
Debt Instrument [Line Items]
Convertible promissory notes converted into units/shares					552,105